Medicare Part D Medicare Part D (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 9,687	$ 8,729
Centers for Medicare and Medicaid Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 1,800	$ 2,400